Segment Information (Tables)	9 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended June 30, 2026

	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	347,434	297,217	74,745	719,396
Cost of sales	(153,865)	(109,008)	(31,745)	(294,618)
Reportable Segments Adjusted EBITDA	113,610	119,209	20,129	252,948
Corporate/Other Adjusted EBITDA				(10,458)
Foreign exchange loss				(3,520)
Acquisition-related:
Distributor mark-up reversal[2]				(1,318)
EBITDA				237,652
Depreciation and amortization				(34,601)
Finance cost, net				(43,009)
Profit before tax				160,042

	Three months ended June 30, 2025

	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	312,266	258,603	63,178	634,047
Cost of sales	(126,144)	(96,739)	(27,938)	(250,821)
Reportable Segments Adjusted EBITDA	109,459	97,565	20,184	227,208
Corporate/Other Adjusted EBITDA				(8,938)
Foreign exchange gain				9,507
Secondary offering-related costs				(1,546)
EBITDA				226,231
Depreciation and amortization				(28,250)
Finance cost, net				(18,302)
Profit before tax				179,679

	Nine months ended June 30, 2026

	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	893,567	651,566	193,624	1,738,757
Cost of sales	(409,492)	(255,553)	(92,287)	(757,332)
Reportable Segments Adjusted EBITDA	281,278	239,484	57,253	578,015
Corporate/Other Adjusted EBITDA				(30,795)
Foreign exchange loss				(13,711)
Acquisition-related:
Gain from bargain purchase				12,291
Distributor mark-up reversal[2]				(12,239)
Transaction costs				(185)
EBITDA				533,376
Depreciation and amortization				(96,568)
Finance cost, net				(85,963)
Profit before tax				350,845

	Nine months ended June 30, 2025

	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	835,490	574,207	158,101	1,567,798
Cost of sales	(342,260)	(226,180)	(67,116)	(635,556)
Reportable Segments Adjusted EBITDA	288,710	205,413	51,693	545,816
Corporate/Other Adjusted EBITDA				(25,388)
Foreign exchange gain				206
Secondary offering-related costs				(1,546)
EBITDA				519,088
Depreciation and amortization				(81,754)
Finance cost, net				(68,692)
Profit before tax				368,642

[1]The remainder of the Company's revenue relates to "Other", the Company's non-core activities. See Note 15 – Revenue from contracts with customers.

[2]Represents the distributor mark-up applied to inventories sold by the Company to Birkenstock Australia Pty. Ltd. prior to acquisition and the subsequent impact on Cost of sales as such inventory is sold by Birkenstock Australia Pty. Ltd. to third-party customers post-acquisition. See Note 6 – Business combination.